Note 17 (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Goodwill, breakdown by CGU and changes of the year [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year / period (Millions of Euros)
	Mexico	Turkey	Colombia	Chile	Other	Total
Balance as of December 31, 2021	504	152	134	24	4	818
Additions	—	—	—	—	—	—
Exchange difference	55	—	(16)	1	1	41
Impairment	—	—	—	—	—	—
Companies held for sale	—	—		—	—	—
Other		(152)	—	—	—	(152)
Balance as of December 31, 2022	559	—	118	25	5	707
Additions	—	—	—	—	—	—
Exchange difference	69	—	15	1	—	85
Impairment	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—
Other	—	—	—	—	—	—
Balance as of June 30, 2023	628	—	133	27	5	793

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2023	December 2022
Computer software acquisition expense	1,448	1,393
Other intangible assets with an infinite useful life	9	13
Other intangible assets with a definite useful life	34	43
Total	1,491	1,449